Segment Reporting - Long-Term Assets by Geography (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013		May 31, 2012
Long-term assets by geography:
Long-term assets	$ 665.2	[1]	$ 593.6	[1],[2]
United States [Member]
Long-term assets by geography:
Long-term assets	336.8	[1]	306.8	[1],[2]
Europe [Member]
Long-term assets by geography:
Long-term assets	255.7	[1]	224.3	[1],[2]
International [Member]
Long-term assets by geography:
Long-term assets	$ 72.7	[1]	$ 62.5	[1],[2]

[1]	Defined as property, plant and equipment.
[2]	Prior year amounts have been corrected to remove balances related to goodwill and intangible assets to conform to the current presentation.